International Operations	12 Months Ended
Dec. 31, 2021
International Operations

(13) International Operations

We provide international banking services for our customers through our Subsidiary Banks. Neither we nor our Subsidiary Banks have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources we employ are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2021 and 2020 are as follows:

	2021	2020

	(Dollars in Thousands)
Loans:
Commercial	$91,861	$90,177
Others	42,936	48,793
	134,797	138,970
Less allowance for probable loan losses	(762)	(753)
Net loans	$134,035	$138,217
Accrued interest receivable	$449	$605

At December 31, 2021, we had $111,955,000 in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $4,090,000, $4,676,000 and $5,445,000 for the years ended December 31, 2021, 2020 and 2019, respectively.